Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement
Sales income	$ 200,478	$ 278,021	$ 676,351	$ 983,166	$ 1,313,621	$ 83,412
Cost of sales	50,677	135,801	243,683	368,336	563,478	19,701
Gross profit	149,801	142,220	432,668	614,830	750,143	63,711
Expenses:
Depreciation and amortization	152,809	112,164	437,324	159,086	244,818	52,616
General and administrative expenses	63,193	111,510	488,278	397,087	242,248	45,041
Software and internet costs					66,918	38,686
Consulting	353,397	162,784	1,593,784	520,945	1,013,917	492,410
Consulting - related party					39,500
Salaries and wages	569,900	314,142	2,303,200	1,128,893	1,498,446	964,742
Director fees	44,839	26,505	129,839	79,515	200,850
Promotional and marketing	21,425	18,043	90,879	43,094	81,783	84,641
Travel					119,781	73,674
Rent expense					63,368	32,942
Professional fees	79,641	140,653	851,385	554,120	808,882	588,910
Total operating expenses	1,285,204	885,501	5,894,689	2,882,740	4,380,511	2,372,613
Net operating income (loss)	(1,135,403)	(743,281)	(5,462,021)	(2,267,910)	(3,630,368)	(2,308,902)
Other income (expense)
Interest income, net		1,947		3,882
Interest expense, net		(1,517)		(4,521)	(2,214)	3,668
Interest expense - related party	(338)	(4,176)	(1,606)	(12,236)	(17,336)	(15,127)
Gain (loss) on settlement					(302,625)
Gain (loss) on settlement - related party					238,761
Total other income (expense)	(338)	(3,746)	(1,606)	(12,875)	(83,414)	(11,459)
Loss before provision for income taxes	(1,135,741)	(747,027)	(5,463,627)	(2,280,785)	(3,713,782)	(2,320,361)
Provision for income taxes
Net (loss)	$ (1,135,741)	$ (747,027)	$ (5,463,627)	$ (2,280,785)	$ (3,713,782)	$ (2,320,361)
Weighted average number of common shares outstanding - basic and diluted	38,922,980	26,317,700	37,682,150	24,454,806	26,094,975	17,164,341
Net (loss) per share - basic and diluted	$ (0.03)	$ (0.03)	$ (0.14)	$ (0.09)	$ (0.16)	$ (0.14)